Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Payment of short term lease and variable charges	$ 88	$ 135	$ 193
Non cash transactions
Unpaid acquisitions of property, plant and equipment and intangible assets	554	486	434
Unpaid additions of assets held for sale	1	18	0
(Reversal) / Costs of hydrocarbon wells abandonment	(219)	169	507
Additions of right-of-use assets	216	444	404
Capitalization of depreciation of right-of-use assets	57	61	68
Capitalization of financial accretion for lease liabilities	8	10	13
Capitalization in associates and joint ventures	12	0	0
Contract liabilities arising from company acquisitions	14	0	0
Receivables from the sale of non-cash-settled assets	458	0	0
Unpaid receivables from the sale of companies	$ 396	$ 0	$ 0